Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 79,788
2020 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	15,716
2021 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	12,078
2022 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	7,000
2023 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	5,649
2024 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	4,398
More than 5 years [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 34,947